iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .8%
Amphastar Pharmaceuticals, Inc.
(a) (b)
............. 109,197 $ 6,753,834
Amylyx Pharmaceuticals, Inc.
(a)
................ 118,550 1,745,056
Ani Pharmaceuticals, Inc.
(a)
................... 44,205 2,437,464
Arvinas, Inc.
(a)
............................ 160,469 6,604,904
Axsome Therapeutics, Inc.
(a) (b)
................. 113,182 9,008,155
Bristol-Myers Squibb Co. ..................... 542,514 27,836,393
Cassava Sciences, Inc.
(a) (b)
................... 115,617 2,602,539
Catalent, Inc.
(a) (b)
.......................... 525,843 23,626,126
Collegium Pharmaceutical, Inc.
(a) (b)
.............. 85,860 2,642,771
Corcept Therapeutics, Inc.
(a) (b)
................. 263,427 8,556,109
Cymabay Therapeutics, Inc.
(a) (b)
................ 314,506 7,428,632
Elanco Animal Health, Inc.
(a) (b)
................. 1,437,761 21,422,639
Eli Lilly & Co. ............................ 229,596 133,836,100
Harmony Biosciences Holdings, Inc.
(a) (b)
........... 95,715 3,091,595
Innoviva, Inc.
(a) (b)
.......................... 165,279 2,651,075
Intra-Cellular Therapies, Inc.
(a) (b)
................ 261,134 18,702,417
Jazz Pharmaceuticals PLC
(a)
.................. 183,734 22,599,282
Johnson & Johnson ........................ 863,760 135,385,742
Ligand Pharmaceuticals, Inc.
(a)
................. 47,946 3,424,303
Merck & Co., Inc. .......................... 256,249 27,936,266
Organon & Co. ........................... 745,724 10,753,340
Pacira BioSciences, Inc.
(a)
.................... 135,697 4,578,417
Perrigo Co. PLC .......................... 395,663 12,732,435
Pfizer, Inc. .............................. 939,528 27,049,011
Pliant Therapeutics, Inc.
(a) (b)
................... 152,016 2,753,010
Prestige Consumer Healthcare, Inc.
(a) (b)
........... 144,931 8,872,676
Revance Therapeutics, Inc.
(a) (b)
................. 255,991 2,250,161
Royalty Pharma PLC , Class A ................. 941,077 26,434,853
Supernus Pharmaceuticals, Inc.
(a)
............... 159,591 4,618,564
Theravance Biopharma, Inc.
(a) (b)
................ 101,129 1,136,690
Viatris, Inc. .............................. 2,793,312 30,251,569
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ........................ 148,718 $ 29,352,472
a
Total Common Stocks — 99.8%
(Cost: $ 610,037,829 ) ................................ 629,074,600
a
Warrants
Pharmaceuticals  —  0 .0%
Cassava Sciences, Inc.
(a) (c)
................... 45,564 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
Total Long-Term Investments — 99.8%
(Cost: $ 610,037,829 ) ................................ 629,074,600
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(d) (e) (f)
............................ 21,844,437 21,857,544
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(d) (e)
............................. 748,648 748,648
a
Total Short-Term Securities — 3.6%
(Cost: $ 22,597,685 ) ................................. 22,606,192
Total Investments — 103.4%
(Cost: $ 632,635,514 ) ................................ 651,680,792
Liabilities in Excess of Other Assets — ( 3 .4 ) % ............... (21,666,580)
Net Assets — 100.0% ................................. $ 630,014,212
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 18,869,513  $ 2,984,807
(a)
$ —  $ (118) $ 3,342  $ 21,857,544  21,844,437  $ 272,922
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . —  748,648
(a)
—  —  —  748,648  748,648  22,408  —
$ (118) $ 3,342
$ 22,606,192
$ 295,330  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 5 03/15/24 $ 696 $ 20,692
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 629,074,600  $ —  $ —  $ 629,074,600
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 22,606,192  —  —  22,606,192
$ 651,680,792  $ —  $ —  $ 651,680,792
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 20,692  $ —  $ —  $ 20,692
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.